Convertible Debentures	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Convertible Debt Disclosure [Abstract]
Convertible Debt Disclosure [Text Block]
6.	Convertible Debentures

Series 1 Notes

Under the provisions of ASC 815-40-15, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions,” a number of our outstanding Convertible notes are not considered indexed to our stock, as a result of an anti-dilution protection provision in these notes. The application of ASC 815-40-15, effective August 1, 2011, resulted in our accounting for these notes as derivative instruments, and they are recognized as liabilities in our consolidated balance sheets.

Between August 16, 2010 and January 4, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of ten (10) separate 8% convertible notes in various principal amounts, aggregating $345,000. The Company paid a total of $25,500 out of the proceeds of the notes to Asher for legal fees and expenses related to the referenced agreements. The notes generally mature in nine (9) months, commencing May 2011 through October 2012, and are convertible into shares of common stock at a discount ranging from 39% to 55% of the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date. The Series I Notes contain a provision requiring an adjustment to the conversion price of the note in the event the Company issues or sells any shares of common stock, or securities convertible into or exercisable for common stock, at a price per share lower than such conversion price. Accordingly, effective August 1, 2011, the Series I Notes have been accounted for as a derivative liability, measured at fair value, with changes in fair value recognized as gain or loss for each reporting period thereafter. Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing 180 days following the date of the Note. The notes are recorded at fair value, using the Binomial valuation model, and a derivative liability of $175,865 was recorded for the fiscal year ended October 31, 2011. This liability is revalued each reporting period and gains and losses are recognized in the statement of operations under “Other Income (Expense)”. As of the three months ended January 31, 2012, this derivative liability was $148,837.

As of January 31, 2012, Asher has converted a total of $222,500 and $8,900 in principal and accrued interest, respectively, on these notes and has received a total of 186,040,962 shares of common stock upon the conversions at prices ranging from $0.0004 to $0.004 per share. During the three months ended January 31, 2012, the Company expensed a total of $2,179 accrued interest and there remains an aggregate principal balance of $122,500 due on these notes. If such Series 1 notes were converted at January 31, 2012, the Company would issue an aggregate of 49,152,995 shares of common stock the value of which would exceed, by $72,222, the principal balance due on the notes.

See also Note 10 – “Subsequent Events.”

Fair value of financial instruments

The accounting standards regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and other current assets and liabilities to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company has also adopted ASC 820-10 (formerly SFAS 157, “Fair Value Measurements”) which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•  Level 1   inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•  Level 2   inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•  Level 3   inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of our financial instruments, including cash, accounts payable and accrued expenses approximate fair value because of their generally short maturities.

We measured the fair value of the Series 1 Notes by using the Binomial Valuation model. As of January 31, 2012, the assumptions used to measure fair value of the liability embedded in our outstanding Series I Notes included an exercise price of $0.0026 per share, a common share price of $0.0047, a discount rate of 0.08%, and a volatility of 185%.

The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of January 31, 2012 (See also Note 5 – Convertible Debentures – “Series 1 Notes”) :

	Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 3)	(Level 3)	(Level 3)	Total

Series 1 Notes	$—	$—	$148,837	$148,837

Total	$—	$—	$148,837	$148,837

The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability for the fiscal year ended October 31, 2011 and for the three month period ended January 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance October 31, 2011	$175,865
Additions	53,239
Net gain included in earnings	(28,574)
Settlements	(51,693)
Balance January 31, 2012	$148,837

Similar purchase and conversion transactions have occurred with Asher subsequent to January 31, 2012. See Note 10 – “Subsequent Events.”

Other Convertible Notes

On November 10, 2010, the Company borrowed $64,868 from the above unaffiliated party on terms similar to the Asher notes. The Note matures on May 31, 2012 and bears interest at the rate of ten percent (10%) per annum. The Note is convertible into shares of common stock at a forty two percent (42%) discount to the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The noteholder may convert any or all of the unpaid principal note prior to the maturity date. The Company calculated the intrinsic value of the conversion feature to be $46,973 as of the date of issuance of the debentures using the same criteria as noted above and is amortizing the expense over the life of the loan. The Company has expensed $36,837 with regard to this beneficial conversion feature as well as $7,944 in accrued interest on the note as of January 31, 2012. If the note had been converted as of January 31, 2012, the Company would have issued a total of 22,670,703 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On March 16, 2009, the Company’s largest stockholder, Mr. Anthony Frank, purchased a $75,000 convertible debenture for which the Company has expensed $21,596 in accrued interest as of January 31, 2012. The debenture matures on March 16, 2012 and bears interest at the rate of ten percent (10%) per annum. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a fair market value of 75% of the lowest closing bid price per share for the twenty (20) trading days immediately preceding conversion. The debentures are also redeemable by the Company: 1) if before six months at 120% of the principal value, plus interest; or 2) if after six months, at 131% of principal, plus interest. The intrinsic value of the beneficial conversion feature, $18,750, is being amortized over the three-year life of the debenture. If the note had been converted as of January 31, 2012, the Company would have issued a total of 20,833,333 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On November 27, 2009, the Company borrowed $25,000 from an unaffiliated lender. In September 2011, the lender converted $12,500 of the principal and $376 in accrued interest into 8,542,222 shares of common stock. The Company issued an Amended and Restated Convertible Note for the $12,500 principal balance of the loan. The amended note matures on December 31, 2012 and bears interest at 6% and is convertible into common shares at a 55% discount of the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The Company calculated the intrinsic value of the conversion feature on the remaining balance to be $10,507 as of the date of issuance of the amended note and will amortize the cost over the life of the loans. As of January 31, 2012, the Company had expensed a total of $269 in accrued interest on the remaining principal balance of $12,500. If the $12,500 balance of the note had been converted as of January 31, 2012, the Company would have issued a total of 5,630,669 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On August 1, 2011, an unaffiliated party purchased a $50,000 convertible debenture for which the Company has accrued interest at the rate of 6% and has expensed $1,504 in accrued interest as of January 31, 2012. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a 25% discount (but not more than $0.002 per share) to the average closing bid prices of the common stock for the three (3) trading days immediately preceding conversion. The intrinsic value of the beneficial conversion feature, $16,667, is being amortized over the one-year life of the debenture. If the note had been converted as of January 31, 2012, the Company would have issued a total of 13,513,605 shares of common stock and would have fully amortized the remaining expense of the conversion feature. The principal balance of this note was converted into common stock in February 2012. See Note 10 – “Subsequent Events.”

On January 12, 2012, the Company issued an Amended and Restated 6% Convertible Note for $37,500 to an unaffiliated lender for proceeds received in fiscal 2010. The note, which matures on December 31, 2012, was subsequently sold to Asher Enterprises which converted $13,000 of the principal balance due on January 12, 2012 for 8,125,000 shares of common stock at a conversion price of $0.0016 per share. The intrinsic value of the beneficial conversion feature, $37,500, is being amortized over the one-year life of the debenture. The Company has expensed $23,185 with regard to this beneficial conversion feature as well as $77 in accrued interest on the note as of January 31, 2012. If the $24,500 balance of the note had been converted as of January 31, 2012, the Company would have issued a total of 14,189,285 shares of common stock and would have fully amortized the remaining expense of the conversion feature. The principal balance of this note was converted into common stock in February 2012. See Note 10 – “Subsequent Events.”

At January 31, 2012 and October 31, 2011, convertible debentures and Series 1 notes consisted of the following:

	January 31,	October 31,
	2012	2011
Series 1 Notes, principal and interest at 8% maturing through May 25, 2012.	$122,500	$157,500

Convertible note payable to major stockholder; principal and interest at 10% due on March 16, 2012.	75,000	75,000

Convertible note payable to stockholder; principal and interest at 10% due on May 31, 2012.	64,868	64,868

Convertible notes payable to various stockholders; principal and interest at 6% maturing through December 31, 2012.	87,000	62,500
	349,368	359,868

Less current maturities	349,368	347,368

Long term portion of Convertible and Series 1 notes payable	$—	$12,500

5.	Convertible Debentures

Series 1 Notes

Between August 16, 2010 and August 23, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of nine (9) separate 8% convertible notes in various principal amounts, aggregating $312,500. The Company paid a total of $23,000 out of the proceeds of the notes to Asher for legal fees and expenses related to the referenced agreements. The notes generally mature in nine (9) months, commencing May 2011 through May 2012, and are convertible into shares of common stock at a discount ranging from 39% to 49% of the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date. The Series I Notes contain a provision requiring an adjustment to the conversion price of the note in the event the Company issues or sells any shares of common stock, or securities convertible into or exercisable for common stock, at a price per share lower than such conversion price. Accordingly, effective August 1, 2011, the Series I Notes are being accounted for as a derivative liability, measured at fair value, with changes in fair value recognized as gain or loss for each reporting period thereafter. Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing 180 days following the date of the Note. The notes are recorded at fair value, using the Binomial valuation model, and a derivative liability of $175,865 was recorded for the fiscal year ended October 31, 2011. This liability will be revalued each reporting period and gains and losses will be recognized in the statement of operations under “Other Income (Expense)”.

As of October 31, 2011, Asher has converted a total of $155,000 and $6,200 in principal and accrued interest, respectively, on these notes and has received a total of 153,430,436 shares of common stock upon the conversions at prices ranging from $0.0004 to $0.004 per share. As of October 31, 2011, the Company had expensed a total of $9,221 in accrued interest and there remains an aggregate principal balance of $157,500 due on these notes. If such Series 1 notes were converted at October 31, 2011, the Company would issue an aggregate of 69,426,418 shares of common stock the value of which would exceed, by $127,148, the principal balance due on the notes.

Under the provisions of ASC 815-40-15, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions,” a number of our outstanding Convertible notes are not considered indexed to our stock, as a result of an anti-dilution protection provision in these notes. The application of ASC 815-40-15, effective November 1, 2010, resulted in our accounting for these warrants as derivative instruments, and they are recognized as liabilities in our consolidated balance sheets. Generally, while these notes are outstanding, increases in our stock price will result in losses and decreases in our stock price will result in gains related to these warrants included in our net income (loss) for such periods.

See also Note 5 – Convertible Debentures – “Fair value of financial instruments.”

Fair value of financial instruments

The accounting standards regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and other current assets and liabilities to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company has also adopted ASC 820-10 (formerly SFAS 157, “Fair Value Measurements”) which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of our financial instruments, including cash, accounts payable and accrued expenses approximate fair value because of their generally short maturities.

We measured the fair value of the Series 1 Notes by using the Binomial Valuation model. As of October 31, 2011, the assumptions used to measure fair value of the liability embedded in our outstanding Series I Warrants included a warrant exercise price of $0.0036 per share, a common share price of $0.0065, a discount rate of 0.06%, and a volatility of 190%.

The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of October 31, 2011 (See also Note 5 – Convertible Debentures – “Series 1 Notes”) :

Quoted
Prices in
Active
	Markets	Significant
	For	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 3)	(Level 3)	(Level 3)	Total
Series 1 Notes	$—	$—	$175,865	$175,865
Total	$—	$—	$175,865	$175,865

The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability for the twelve months ended October 31, 2011:

Fair Value
Measurements
Using
Significant
Unobservable
Inputs
(Level 3)
Balance October 31, 2010	$—
Additions	373,811
Net gain included in earnings	(92,557)
Settlements	(105,389)
Balance October 31, 2011	$175,865

Similar purchase and conversion transactions have occurred with Asher subsequent to October 31, 2011. See Note 13 – “Subsequent Events.”

Other Convertible Notes

On October 26, 2010, Asher Enterprises entered into a Purchase Agreement with an unaffiliated noteholder to purchase the Amended and Restated 10% Convertible Note issued to the latter by the Company in the aggregate amount of $64,865 for a $60,000 loan made to the Company in June 2009, plus the $4,865 in interest accrued on such loan. Asher entered into a similar transaction in December 2010 with a second noteholder and purchased an Amended and Restated 8% Convertible Note in the sum of $25,000. Both of such notes were fully converted by Asher during fiscal 2011 into a total of 21,565,458 shares of common stock issued at prices ranging from $0.003 to $0.007 per share. The Company has calculated the intrinsic value of the conversion feature as of the date of issuance of the restated notes (using the agreed discount rate of 42%) and fully amortized the aggregate $65,074 cost as of October 31, 2011.

On November 10, 2010, the Company borrowed $64,868 from the above unaffiliated party on terms similar to the Asher notes. The Note matures on May 31, 2012 and bears interest at the rate of ten percent (10%) per annum. The Note is convertible into shares of common stock at a forty two percent (42%) discount to the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The noteholder may convert any or all of the unpaid principal note prior to the maturity date. The Company calculated the intrinsic value of the conversion feature to be $46,973 as of the date of issuance of the debentures using the same criteria as noted above and is amortizing the expense over the life of the loan. The Company has expensed $29,255 with regard to this beneficial conversion feature as well as $6,309 in accrued interest on the note as of October 31, 2011. If the note had been converted as of October 31, 2011, the Company would have issued a total of 27,278,385 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On March 16, 2009, the Company’s largest stockholder, Mr. Anthony Frank, purchased a $75,000 convertible debenture for which the Company has expensed $19,705 in accrued interest as of October 31, 2011. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a fair market value of 75% of the lowest closing bid price per share for the twenty (20) trading days immediately preceding conversion. The debentures are also redeemable by the Company: 1) if before six months at 120% of the principal value, plus interest; or 2) if after six months, at 131% of principal, plus interest. The intrinsic value of the beneficial conversion feature, $18,750, is being amortized over the three-year life of the debenture. If the note had been converted as of October 31, 2011, the Company would have issued a total of 30,241,935 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

Between August and October 2011, the Company issued Amended and Restated Convertible Notes to four unaffiliated individuals on loans made to the Company in fiscal 2010, in the form of cash or services rendered, that had matured in the aggregate sum of $140,000. The amended notes bear interest at 6% or 8% and are convertible into common shares at a discount ranging from 55% to 60% of the average of the lowest three (3) closing bid prices of the common stock during the ten (10) trading days prior to the conversion date. The Company calculated the intrinsic value of the conversion feature to be $148,653 as of the date of issuance of the amended notes and will amortize the cost over the life of the loans. As of October 31, 2011, $127,500 of the principal and $6,876 of the interest accrued on such notes was converted by the noteholders into an aggregate of 96,550,902 shares of common stock at prices ranging from $0.00075 to $0.0018 per share. Asher Enterprises, Inc. purchased all but 5,733,333 of the shares issued upon these conversions. As of October 31, 2011, the Company had expensed a total of $6,956 in accrued interest and there remains an aggregate principal balance of $12,500 due on these amended notes. If the $12,500 balance of the note had been converted as of October 31, 2011, the Company would have issued a total of 6,775,068 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

On August 1, 2011, an unaffiliated party purchased a $50,000 convertible debenture for which the Company has accrued interest at the rate of 6% and has expensed $748 in accrued interest as of October 31, 2011. The debenture is convertible at any time at the option of the holder into the Company’s common stock at a 25% discount (but not more than $0.002 per share) to the average closing bid prices of the common stock for the three (3) trading days immediately preceding conversion. The intrinsic value of the beneficial conversion feature, $16,667, is being amortized over the one-year life of the debenture. . If the note had been converted as of October 31, 2011, the Company would have issued a total of 14,285,714 shares of common stock and would have fully amortized the remaining expense of the conversion feature.

At October 31, 2011 and 2010, convertible debentures and Series 1 notes consisted of the following:

	2011	2010
Series 1 Notes, principal and interest at 8% maturing through May 25, 2012.	$157,500	$87,500

Convertible note payable to major stockholder; principal and interest at 10% due on March 16, 2012.	$75,000	$75,000

Convertible note payable to stockholder; principal and interest at 10% due on May 31, 2012.	$64,868	$64,868

Convertible notes payable to various stockholders; principal and interest at 6% due on August 1, 2012 and December 31, 2012.	$62,500	$282,000
	359,868	227,365
Less current maturities	$347,368	$87,500

Long term portion of Convertible and Series 1 notes payable	$12,500	$139,865

The Company’s outstanding notes mature as follows for the years ending October 31:

2012	$347,368
2013	12,500
Thereafter	-
$359,868